Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Payable after notice	$ 164,024
Payable on a fixed date	408,076
Total	722,346	$ 712,282	$ 676,534
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	126,951
Payable on a fixed date	262,413
Total	490,933	481,177	472,798
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	6,029
Payable on a fixed date	50,276
Total	76,262	73,708	59,938
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	273
Payable on a fixed date	18,001
Total	18,274	18,683	16,847
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	7,335
Payable on a fixed date	12,076
Total	23,955	24,487	21,151
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	4,476
Payable on a fixed date	8,733
Total	18,177	17,955	15,213
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	147
Payable on a fixed date	15,599
Total	22,731	24,790	24,180
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,567
Payable on a fixed date	4,690
Total	9,847	9,949	9,543
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	14,246
Payable on a fixed date	36,288
Total	62,167	61,533	56,864
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	123,641
Payable on a fixed date	84,622
Total	222,895	224,933	214,545
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	39,208
Payable on a fixed date	288,628
Total	456,806	443,707	422,002
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,175
Payable on a fixed date	34,826
Total	42,645	$ 43,642	$ 39,987
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	116,468
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	84,718
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	19,888
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	10
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	4,857
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,166
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	42
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	3,787
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	6,567
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	104,319
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	5,582
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	33,778
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	16,851
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	69
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	4,534
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	111
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,819
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	548
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	7,846
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,065
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	24,651
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 1,062